Provisions and Contingencies - Summary of Significant Contingent Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Legal proceedings contingent liability [member]
Disclosure of contingent liabilities [line items]
Pending lawsuits	¥ 488	¥ 493